Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000001397 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Z
Trading Symbol	DBOZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z*	$51	0.98%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 51	[1]
Expense Ratio, Percent	0.98%	[1],[2]
Net Assets	$ 295,000,000
Holdings Count | Holding	437
Investment Company Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000174004 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class Y
Trading Symbol	DBOYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 46	[3]
Expense Ratio, Percent	0.90%	[3],[4]
Net Assets	$ 295,000,000
Holdings Count | Holding	437
Investment Company Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000000872 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class J
Trading Symbol	THPBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class J*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 46	[5]
Expense Ratio, Percent	0.90%	[5],[6]
Net Assets	$ 295,000,000
Holdings Count | Holding	437
Investment Company Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000000870 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class I
Trading Symbol	DBORX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I*	$46	0.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 46	[7]
Expense Ratio, Percent	0.90%	[7],[8]
Net Assets	$ 295,000,000
Holdings Count | Holding	437
Investment Company Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000000869 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class C
Trading Symbol	DBOCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C*	$98	1.90%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 98	[9]
Expense Ratio, Percent	1.90%	[9],[10]
Net Assets	$ 295,000,000
Holdings Count | Holding	437
Investment Company Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)
C000000867 [Member]
Shareholder Report [Line Items]
Fund Name	BNY Mellon Balanced Opportunity Fund
Class Name	Class A
Trading Symbol	DBOAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BNY Mellon Balanced Opportunity Fund (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at bny.com/investments/literaturecenter. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	bny.com/investments/literaturecenter
Expenses [Text Block]
What were the Fund’s costs for the last six months ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A*	$59	1.15%**
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized.

Expenses Paid, Amount	$ 59	[11]
Expense Ratio, Percent	1.15%	[11],[12]
Net Assets	$ 295,000,000
Holdings Count | Holding	437
Investment Company Portfolio Turnover	38.38%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 5/31/26 )
Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$295	437	38.38%

Holdings [Text Block]	Portfolio Holdings (as of 5/31/26 ) Sector Allocation (Based on Net Assets) Allocation of Holdings (Based on Net Assets)

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized.
[3]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized.
[5]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized.
[7]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[8]	Annualized.
[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]	Annualized.
[11]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]	Annualized.